Long-Term Investments - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2017 CNY (¥)
Schedule Of Investments [Line Items]
Cost Method Investments	¥ 168,526		¥ 168,637		$ 25,828
Cost Method Investments, Fair Value Disclosure			3,043
Cost-method Investments, Other than Temporary Impairment	38,739	$ 5,937	0	¥ 0
Accumulated imapirment of equity investments	¥ 38,739				$ 5,937
Cost method investments				¥ 79,696
Fair Value, Nonrecurring
Schedule Of Investments [Line Items]
Equity Securities without Readily Determinable Fair Value, Amount			¥ 31,375
Zhuoxuan
Schedule Of Investments [Line Items]
Percentage of share acquired			5.93%	5.93%
Cost method investments			¥ 7,265	¥ 7,265
Shuwei
Schedule Of Investments [Line Items]
Percentage of share acquired			2.89%	4.27%		6.25%
Proceeds from sale of an equity investment sold			¥ 10,000
Realized gain (loss) on disposal of equity investment securities with out readily determinable fair value			6,778
Unrealized gain (loss) on disposal of equity investment securities with out readily determinable fair value			¥ 14,255
Cost method investments						¥ 10,000